Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayment and other current assets
	December 31,
	2023	2022
	US$’000	US$’000

Deposits paid	40	255
Prepayments	68	76
Other receivables	134	152
Other tax recoverable	4	3
	246	486

ZHEJIANG TIANLAN
Prepayment and other current assets
	December 31,
	2023	2022
	RMB’000	RMB’000

Prepayments	16,622	12,547
Deposits paid for bidding projects and temporary payments	6,257	6,004
Other current assets	862	2,600

	23,741	21,151